Subsequent Events - Additional Information (Detail) - USD ($)		3 Months Ended			6 Months Ended	12 Months Ended
	Mar. 03, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2023
Subsequent Event [Line Items]
Temporary Equity Accretion To Redemption Value		$ 519,310	$ 2,775,554	$ 448,071		$ 4,462,497	$ 27,136,138
Common Class A [Member]
Subsequent Event [Line Items]
Temproary equity redemption price, per share	$ 10.21	$ 0.03			$ 0.03
Temporary Equity Accretion To Redemption Value					$ 3,294,864	$ 4,462,497	$ 27,136,138
Common stock shares outstanding		0			0	0	0
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during period, stock options exercised	26,298,498
Temproary equity redemption price, per share	$ 10.25
Temporary Equity Accretion To Redemption Value	$ 269,473,000
Non-Redeemable Common Class A [Member]
Subsequent Event [Line Items]
Common stock shares outstanding	400,000							400,000
Non-Redeemable Common Class A [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Number of shares agreed to transfer	150,000
Non-Redeemable Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock shares outstanding	400,000
Non-Redeemable Common Class A [Member] | Subsequent Event [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Number of shares agreed to transfer	150,000